Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities of continuing operations:
Net loss	$ (2,799,353)	$ (525,600)	$ (1,713,123)	$ (1,071,845)	$ (657,375)
Adjustments to reconcile net loss to cash used in operating activities:
Stock based compensation and services	1,356,795	179,938	849,513	115,038	104,140
Provisions for Contingencies	14,010		16,770
Depreciation and amortization	8,476		206		12,997
Interest expense	22,837
Impairment losses				56,536
Write off of tax recoverable			(698)
Gain/loss on FOREX transactions	(3,861)	178,604
Changes in operating assets and liabilities:
Accounts payable			305,214	41,141	6,165
Accounts payable and accrued expenses	(17,279)	64,211
Income taxes, net		(10,833)	(18,887)
Inventories	137,878	(161,448)	(205,128)
Accounts receivable and other assets	72,578	(13,717)	(80,815)	(3,566)
Net cash provided by (used in) operating activities	(1,207,919)	(288,845)	(846,948)	(862,696)	(534,073)
Cash flows from investing activities:
Cash received from the merger transaction			2,857
Acquisition of capital assets	(20,087)	(4,958)	(156,575)		(10,525)
Net cash provided by (used in) investing activities	(20,087)	(4,958)	(153,718)		(10,525)
Cash flows from financing activities:
Related Party	(136,148)	(117,326)	(283,334)	638,545	85,203
Net proceeds from sale of common stock	1,411,901	444,500	1,595,750	291,600	489,875
Net cash provided by (used in) financing activities	1,275,753	327,174	1,312,416	930,145	575,078
Effect of exchange rates on cash and cash equivalents	1,279	(7,228)	(8,347)	(74)	(5,891)
Net increase (decrease) in cash and cash equivalents	49,026	26,143	303,403	67,375	24,589
Cash and cash equivalents at beginning of period	396,216	92,813	92,813	25,438	849
Cash and cash equivalents at end of period	$ 445,242	118,956	396,216	92,813	25,438
Apollo Resources Corporation [Member]
Cash flows from operating activities of continuing operations:
Net loss				(1,030,574)	(1,203,473)
Adjustments to reconcile net loss to cash used in operating activities:
Stock based compensation and services				197,805	331,858
Depreciation and amortization					1,630
Impairment losses				1,474	6,101
Write off of tax recoverable					17,654
Changes in operating assets and liabilities:
Accounts payable and accrued expenses				(442,101)	(218,802)
Accounts receivable and other assets				(10,748)	2,465
Net cash provided by (used in) operating activities				(1,284,144)	(1,062,567)
Cash flows from investing activities:
Acquisition of capital assets				(39,488)
Net cash provided by (used in) investing activities				(39,488)
Cash flows from financing activities:
Related Party				1,324,296	397,215
Net proceeds from sale of common stock					525,000
Net cash provided by (used in) financing activities				1,324,296	922,215
Effect of exchange rates on cash and cash equivalents				111	1,293
Net increase (decrease) in cash and cash equivalents				775	(139,059)
Cash and cash equivalents at beginning of period		$ 5,973	$ 5,973	5,198	144,257
Cash and cash equivalents at end of period				$ 5,973	$ 5,198